ACQUISITIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
ACQUISITIONS

NOTE 8. ACQUISITIONS

The Company applies the provisions of ASC Topic 805, Business Combinations and Topic 820, Fair Value Measurement in the accounting for acquisitions of businesses.

GreenAcres Market

On July 18, 2024, the Company through its wholly owned subsidiary, Healthy Choice Markets VI, LLC, entered into an Asset Purchase Agreement with (i) GreenAcres Markets of Oklahoma, LLC, an Oklahoma limited liability company, (ii) GACorp, Inc., a Kansas corporation; and (iii) the group of equity holders owning the majority interests of the Sellers. Pursuant to the Purchase Agreement, the Company acquired certain assets and assumed certain liabilities related to five GreenAcres Market’s grocery stores in Kansas and Oklahoma. The Company continued to operate the grocery stores under their existing name.

The cash purchase price under the Asset Purchase Agreement was $5,475,000, and a promissory note provided to the seller of $1,825,000. In addition, the Company entered into five new lease agreements with the landlords of the grocery stores.

The following table summarizes the purchase price allocation based on fair values of the net assets acquired at the acquisition date:

July 18, 2024
Purchase Consideration
Cash consideration paid	$5,475,000
Promissory note	1,568,000
Total Purchase Consideration	$7,043,000

Purchase price allocation
Inventory	$2,400,000
Property, plant, and equipment	127,000
Intangible assets	2,304,000
Goodwill	2,212,000
Net assets acquired	$7,043,000

Finite-lived intangible assets
Trade Names (13 years)	$1,584,000
Non-Compete Agreement (5 years)	720,000
Total intangible assets	$2,304,000

Revenue and Earnings

The following unaudited pro forma summary presents consolidated information of the Company, including GreenAcres Market, as if the business combinations had occurred on January 1, 2024, the earliest period presented herein:

Three Months Ended March 31, 2024
Sales	$19,842,795
Net loss	$(724,174)

The pro forma financial information includes adjustments that are directly attributable to the business combinations and are factually supportable. The pro forma adjustments include incremental amortization of intangible, fixed assets depreciation and lease amortization. The proforma data gives effects to actual operating results prior to the acquisition. These proforma amounts do not purport to be indicative of the results that would have actually been obtained if the acquisitions occurred as of the beginning of each period presented or that may be obtained in future periods.

NOTE 8. ACQUISITIONS

The purchase method of accounting in accordance with ASC 805 was applied for the Ellwood Thompson’s acquisition and GreenAcres Market acquisition. This requires the total cost of an acquisition to be allocated to the tangible and identifiable intangible assets acquired and liabilities assumed based on their respective fair values at the date of acquisition with the excess cost accounted for as goodwill. Goodwill arising from the acquisition is attributable to expected operational synergies from combining the operations of the acquired business with those of the Company. Acquisition costs are expensed as incurred and recorded in selling, general and administrative expenses in the consolidated statements of operations.

Ellwood Thompson’s

On October 1, 2023, the Company through its wholly owned subsidiary, Healthy Choice Markets V, LLC, entered into an Asset Purchase Agreement with (i) ET Holding, Inc., d/b/a Ellwood Thompson’s Local Market, a Virginia corporation, (ii) Ellwood Thompson’s Natural Market, L.C., a Virginia limited liability company, and (iii) Richard T. Hood, an individual resident of the Commonwealth of Virginia. Pursuant to the Purchase Agreement, the Company acquired certain assets and assumed certain liabilities related to Ellwood Thompson’s grocery stores in Richmond, Virginia. The Company intends to continue to operate the grocery stores under their existing name.

The cash purchase price under the Asset Purchase Agreement was $750,000, and a promissory note provided to the seller of $750,000, with a fair value of $718,000. For twelve months ended on December 31, 2024, the Company recognized approximately $40,000 interest expense. In addition, the Company entered into a new lease agreement with the landlord and entered into an employment agreement with the store manager.

The following table summarizes the purchase price allocation based on fair values of the net assets acquired at the acquisition date:

October 1, 2023
Purchase Consideration
Cash consideration paid	$750,000
Promissory note	718,000
Total Purchase Consideration	$1,468,000

Purchase price allocation
Inventory	$851,000
Intangible assets	291,000
Right of use asset - Operating lease	1,325,000
Other liabilities	(31,000)
Operating lease liability	(1,325,000)
Goodwill	357,000
Net assets acquired	$1,468,000

Finite-lived intangible assets
Trade Names (8 years)	$291,000
Total intangible assets	$291,000

The acquisition is structured as asset purchase in a business combination, and goodwill is tax-deductible, and amortizable over 15 years for tax purposes.

GreenAcres Market

On July 18, 2024, the Company through its wholly owned subsidiary, Healthy Choice Markets VI, LLC, entered into an Asset Purchase Agreement with (i) GreenAcres Markets of Oklahoma, LLC, an Oklahoma limited liability company, (ii) GACorp, Inc., a Kansas corporation; and (iii) the group of equity holders owning the majority interests of the Sellers. Pursuant to the Purchase Agreement, the Company acquired certain assets and assumed certain liabilities related to five GreenAcres Market’s grocery stores in Kansas and Oklahoma. The Company continued to operate the grocery stores under their existing name.

The cash purchase price under the Asset Purchase Agreement was $5,475,000, and a promissory note provided to the seller of $1,825,000. In addition, the Company entered into five new lease agreements with the landlords of the grocery stores.

The following table summarizes the purchase price allocation based on fair values of the net assets acquired at the acquisition date:

July 18, 2024
Purchase Consideration
Cash consideration paid	$5,475,000
Promissory note	1,568,000
Total Purchase Consideration	$7,043,000

Purchase price allocation
Inventory	$2,400,000
Property, plant, and equipment	127,000
Intangible assets	2,304,000
Goodwill	2,212,000
Net assets acquired	$7,043,000

Finite-lived intangible assets
Trade Names (13 years)	$1,584,000
Non-Compete Agreement (5 years)	720,000
Total intangible assets	$2,304,000

Revenue and Earnings

The following unaudited pro forma summary presents consolidated information of the Company, including Ellwood Thompson’s and GreenAcres Market, as if the business combinations had occurred on January 1, 2023, the earliest period presented herein:

	December 31,
	2024	2023
Sales	$77,762,430	$80,173,326
Net loss	(4,791,021)	(11,401,315)

The pro forma financial information includes adjustments that are directly attributable to the business combinations and are factually supportable. The pro forma adjustments include incremental amortization of intangible, fixed assets depreciation and lease amortization. The proforma data gives effects to actual operating results prior to the acquisition. These proforma amounts do not purport to be indicative of the results that would have actually been obtained if the acquisitions occurred as of the beginning of each period presented or that may be obtained in future periods.